UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bellman Walter Capital LLC
Address:  50 California Street, Suite 2500
          San Francisco, CA 94111

Form 13F File Number:     028-13301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Person Signing this Report on Behalf of Reporting Manager:
Name:    Peter K. Ashby
Title:   Chief Financial Officer
Phone:   (415) 632-4000

Signature Place and Date of Signing:


Peter K. Ashby                      San Francisco CA        November 13, 2009

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            39

Form 13F Information Table Value Total:            111,282  X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

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
NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.   OTHER
                           OF CLASS CUSIP        1000      SHARES      PRN  CALL  DISC.  MGR         VOTING AUTH
                                                                                                SOLE       SHR  NONE

AETNA INC NEW              COM      00817Y108    1392      50000        SH        SOLE          50000
AMGEN INC                  COM      031162100    4216      70000        SH        SOLE          70000
APACHE CORP                COM      037411105    1837      20000        SH        SOLE          20000
ASPEN INSURANCE HOLDINGS   COM      G05384105    1324      50000        SH  CALL  SOLE          50000
LTD
ASPEN INSURANCE HOLDINGS   COM      G05384105    1324      50000        SH  CALL  SOLE          50000
LTD
ASPEN INSURANCE HOLDINGS   COM      G05384105    6647      251100       SH        SOLE          251100
LTD
ATLAS AMER INC             COM      049167109    1489      55000        SH        SOLE          55000
BANCO BRADESCO S A         COM      059460303    2586      130000       SH        SOLE          130000
BANK OF AMERICA            COM      060505104    2538      150000       SH  CALL  SOLE          150000
CORPORATION
BANK OF AMERICA            COM      060505104    2961      175000       SH        SOLE          175000
CORPORATION
BRISTOL MYERS SQUIBB CO    COM      110122108    2252      100000       SH  CALL  SOLE          100000
CANADIAN NAT RES LTD       COM      136385101    2688      40000        SH        SOLE          40000
CBS CORP NEW               COM      124857202    3916      325000       SH        SOLE          325000
CIGNA CORP                 COM      125509109    1124      40000        SH        SOLE          40000
CONCHO RES INC             COM      20605P101    1816      50000        SH        SOLE          50000
CONTINENTAL RESOURCES INC  COM      212015101    7638      195000       SH        SOLE          195000
DIREXION SHS ETF TR        ETF      25459W532    1517      25000        SH        SOLE          25000
EASTERN INS HLDGS INC      COM      276534104    131       13753        SH        SOLE          13753
EL PASO CORP               COM      28336L109    1548      150000       SH        SOLE          150000
GAFISA S A                 COM      362607301    3340      110000       SH        SOLE          110000
GLIMCHER RLTY TR           COM      379302102    3643      992600       SH        SOLE          992600
HUMAN GENOME SCIENCES INC  COM      444903108    1035      55000        SH        SOLE          55000
HUMANA INC                 COM      444859102    1119      30000        SH        SOLE          30000
KODIAK OIL & GAS CORP      COM      50015Q100    1440      600000       SH        SOLE          600000
MERCK & CO INC             COM      589331107    1107      35000        SH        SOLE          35000
NEXEN INC                  COM      65334H102    339       15000        SH        SOLE          15000
PFIZER INC                 COM      717081103    8275      500000       SH        SOLE          500000
POPULAR INC                COM      733174106    425       150000       SH        SOLE          150000
ROSETTA RESOURCES INC      COM      777779307    2204      150000       SH        SOLE          150000
SELECT SECTOR SPDR TR      COM      81369Y605    3735      250000       SH   PUT  SOLE          250000
SOUTH FINL GROUP INC       COM      837841105    441       300000       SH        SOLE          300000
SPDR TR                    COM      78462F103    5280      50000        SH   PUT  SOLE          50000
SPDR TR                    COM      78462F103    7919      75000        SH   PUT  SOLE          75000
SPDR TR                    COM      78462F103    8975      85000        SH   PUT  SOLE          85000
THERMO FISHER SCIENTIFIC   COM      883556102    1310      30000        SH        SOLE          30000
INC
UNITEDHEALTH GROUP INC     COM      91324P102    501       20000        SH        SOLE          20000
VERIFONE HLDGS INC         COM      92342Y109    1192      75000        SH        SOLE          75000
WHITING PETE CORP NEW      COM      966387102    4894      85000        SH        SOLE          85000
XTO ENERGY INC             COM      98385X106    5165      125000       SH        SOLE          125000
